Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash used in operating activities	¥ 17,752,410	¥ 14,730,306	¥ 12,995,271
Net cash generated from operating activities	15,030,286	4,455,301	4,987,472
Cash flows from investing activities
Proceeds and interest from sale of investment assets	67,031,534	99,031,093	132,430,620
Payment for acquisition of investment assets	(73,924,054)	(97,732,903)	(128,591,697)
Net cash generated from/(used in) investing activities	(5,937,432)	8,447,678	313,822
Cash flows from financing activities
Proceeds from exercise of share-based payment	252	95,911	43,456
Proceeds from borrowings	14,618,467	9,046,338	7,262,435
Repayment of borrowings	(18,259,533)	(5,794,772)	(1,802,187)
Repayment of optionally convertible promissory notes	8,342,096	0	0
Refund of cash reserved for repurchase of ordinary shares	(854,624)	0	0
Payment for interest expenses	(1,511,327)	(1,213,186)	(867,715)
Payment for dividend declared	(1,435,461)	(7,717,474)	0
Payment for repurchase of ordinary shares	0	0	(6,438,455)
Net cash used in financing activities	(20,554,946)	(9,918,803)	(2,448,028)
Effect of exchange rate changes on cash and cash equivalents	404,677	57,025	(142,607)
Net increase/(decrease) in cash and cash equivalents	(11,057,415)	3,041,201	2,710,659
Add: Cash and cash equivalents at the beginning of the year	29,537,511	26,496,310	23,785,651
Cash and cash equivalents at the end of the year	18,480,096	29,537,511	26,496,310
Parent [member]
Cash flows from operating activities
Cash used in operating activities	(100,314)	166,134	(105,253)
Net cash generated from operating activities	(100,314)	166,134	(105,253)
Cash flows from investing activities
Inter-company cash flow	(4,600)	0	0
Capital contribution to consolidated entities	0	0	(109,635)
Payment for advances to consolidated entities	(948,295)	(160,000)	(3,689,678)
Receipts of repayments of the advances and capital return from consolidated entities	1,669,873	12,450,046	7,249,502
Proceeds and interest from sale of investment assets	774,498	419,538	6,522
Payment for acquisition of investment assets	0	(764,885)	(383,798)
Receipts of dividends from consolidated entities	5,833,440	0	0
Net cash generated from/(used in) investing activities	7,324,916	11,944,699	3,072,913
Cash flows from financing activities
Proceeds from exercise of share-based payment	252	95,911	43,456
Proceeds from borrowings	4,069,584	134,228	319,535
Repayment of borrowings	(140,564)	(374,464)	(369,929)
Repayment for advances to consolidated entities	(4,695,913)	0	0
Receipts of advances from consolidated entities	5,266,949	0	0
Repayment of convertible promissory notes payable	(3,642,931)	(3,747,386)	0
Repayment of optionally convertible promissory notes	(8,342,096)	0	0
Refund of cash reserved for repurchase of ordinary shares	854,624	0	0
Payment for interest expenses	(731,034)	(621,246)	(555,304)
Payment for dividend declared	(1,435,461)	(7,717,474)	0
Payment for repurchase of ordinary shares	0	0	(6,438,455)
Other financing activities	0	0	(1,131)
Net cash used in financing activities	(8,796,590)	(12,230,431)	(7,001,828)
Effect of exchange rate changes on cash and cash equivalents	(3,943)	(49,716)	(62,027)
Net increase/(decrease) in cash and cash equivalents	(1,575,931)	(169,314)	(4,096,195)
Add: Cash and cash equivalents at the beginning of the year	1,644,302	1,813,616	5,909,811
Cash and cash equivalents at the end of the year	¥ 68,371	¥ 1,644,302	¥ 1,813,616